OTHER OPERATING INCOME AND EXPENSES - Amounts involved and conditions of receipt for reimbursement of fixed assets (Details) R$ in Thousands	3 Months Ended
Mar. 31, 2022 BRL (R$) D
Other Operating Income and Expenses [Line Items]
Balance receivable	R$ 121,033
Energisa Rondonia
Other Operating Income and Expenses [Line Items]
Balance receivable	R$ 121,033
Sole installment term	30 days
Monthly installment amortization term	60 months
First payments after conclusion of the agreement | D	30